UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21913
                                                     ----------

                             BHR INSTITUTIONAL FUNDS
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                      1160 West Swedesford Road, Suite 140
                                BERWYN, PA 19312
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                   Brian Ferko
                              BHR Fund Advisors, LP
                      1160 West Swedesford Road, Suite 140
                                BERWYN, PA 19312
               --------------------------------------------------
                      (Name and address of agent for service)


        Registrant's telephone number, including area code: 610-854-0904
                                                            ------------

                      Date of fiscal year end: SEPTEMBER 30
                                               -------------

                    Date of reporting period: MARCH 31, 2007
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


--------------------------------------------------------------------------------

                                       BHR

                                  Institutional
                                      Funds

                          ARK Concentrated Growth Fund

                               SEMI-ANNUAL REPORT

                                 March 31, 2007

                             BHR Institutional Funds
                            1160 West Swedesford Road
                                    Suite 140
                                Berwyn, PA 19312

                                 (610) 854-0900
                                 (888) 572-0968

--------------------------------------------------------------------------------

Dear Fellow Shareholder:

BHR Institutional Funds is pleased to provide you with this semi-annual report for the Ark Concentrated Growth Fund. This report addresses the time period beginning with the Fund's inception on November 1, 2006 and ending March 31, 2007. We encourage you to review it carefully because it includes important financial information about the Fund.

For the five month period ending March 31, 2007, the Ark Concentrated Growth Fund returned 5.10% compared to 3.55% for its benchmark, the Russell 1000 Growth Index. Stock selection in the technology and health care sectors was the largest contributor to outperformance relative to the Russell 1000(R) Growth Index for the period. Stock selection in the financial services sector was the largest detractor from relative results. In addition, an underweight in the materials & processing sector hurt comparative results, as this was the highest returning sector in the Index.

Consistent with the Fund's investment strategy, the investment team at Ark Asset Management remains focused on identifying promising investment opportunities in large capitalization companies that they believe will be beneficiaries of change and are, in their opinion, likely to exceed investor expectations. There have been no significant changes to sector positioning since the inception of the Fund. However, the overall structure of the portfolio has shifted modestly, driven by Ark's bottom-up stock selection process. In this regard, technology has been reduced to a modestly overweight position relative to the Russell 1000(R) Growth Index. Conversely, new opportunities in health care have resulted in a slight increase to this sector, leaving the Fund only slightly underweight relative to the benchmark.

We are committed to offering shareholders intelligently designed and well priced mutual fund solutions that provide access to experienced asset managers, like Ark Asset Management, who devote their full time and attention to security selection and portfolio management. The Funds employ a sub-advisory model that results in greater transparency and oversight for shareholders. We appreciate the opportunity to provide solutions that will help you meet your long-term investment goals and we welcome any questions or comments that you have.

Thank you for your investment in the Ark Concentrated Growth Fund.

Sincerely,

Peter J. Moran
President, BHR Institutional Funds

This report has been prepared for current shareholders of the BHR Institutional Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. Shares of BHR Institutional Funds are distributed by PFPC Distributors, Inc., 760 Moore Rd., King of Prussia, Pennsylvania 19406.

BHR INSTITUTIONAL FUNDS
DISCLOSURE OF FUND EXPENSES
FOR THE PERIOD ENDED MARCH 31, 2007 (UNAUDITED)*

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the Fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's ACTUAL return for the period. The "Expense Ratio" column shows the period's annualized expense ratio and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is NOT the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Fund has no such charges, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                       ENDING
                                                      ACCOUNT                      EXPENSES PAID
                                BEGINNING ACCOUNT      VALUE       EXPENSE       DURING THE PERIOD
                                  VALUE 10/31/06      03/31/07    RATIO (1)    10/31/06-03/31/07 (2)
                                -----------------    ---------    ---------    ---------------------
ARK CONCENTRATED GROWTH FUND
----------------------------------------------------------------------------------------------------
Actual Fund Return                  $1,000.00        $1,051.00      0.85%              $3.63
Hypothetical 5% Return              $1,000.00        $1,017.28      0.85%              $3.57


*     THE FUND COMMENCED OPERATIONS ON OCTOBER 31, 2006.

(1)   ANNUALIZED, BASED ON THE FUND'S EXPENSES FOR THE PERIOD.

(2) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, THEN DIVIDED BY 365.

BHR INSTITUTIONAL FUNDS
ARK CONCENTRATED GROWTH FUND
SCHEDULE OF INVESTMENTS MARCH 31, 2007 (UNAUDITED)

                                                        NUMBER OF       MARKET
                                                          SHARES         VALUE
                                                        ---------     ----------
COMMON STOCKS - 97.4%
CONSUMER DISCRECTIONARY - 21.6%
Electronic Arts, Inc.*                                        722     $   36,360
Google, Inc., Class A*                                         55         25,199
Sears Holdings Corp.*                                          72         12,971
Staples, Inc.                                                 435         11,240
Starwood Hotels & Resorts Worldwide, Inc.                     311         20,168
Urban Outfitters, Inc.*                                       721         19,114
                                                                      ----------
                                                                         125,052
                                                                      ----------
CONSUMER STAPLES - 10.5%
Altria Group, Inc.                                            265         23,270
Procter & Gamble Co.                                          391         24,696
Walgreen Co.                                                  270         12,390
                                                                      ----------
                                                                          60,356
                                                                      ----------
ENERGY - 2.1%
Range Resources Corp.                                         370         12,358
                                                                      ----------
FINANCIALS - 11.6%
American Express Co.                                          375         21,150
American International Group, Inc.                            162         10,890
Morgan Stanley                                                172         13,547
Paychex, Inc.                                                 283         10,717
Western Union Co. (The)                                       500         10,975
                                                                      ----------
                                                                          67,279
                                                                      ----------
HEALTH CARE - 16.5%
Abbott Laboratories                                           315         17,577
Amgen, Inc.*                                                  175          9,779
Biogen Idec, Inc.*                                            319         14,157
Genentech, Inc.*                                              214         17,574
Gilead Sciences, Inc.*                                        203         15,529
Medco Health Solutions, Inc.*                                 281         20,381
                                                                      ----------
                                                                          94,997
                                                                      ----------
INDUSTRIALS - 9.3%
Boeing Co.                                                    145         12,892
General Electric Co.                                          500         17,680
Union Pacific Corp.                                           140         14,217
US Airways Group, Inc.*                                       202          9,187
                                                                      ----------
                                                                          53,976
                                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

BHR INSTITUTIONAL FUNDS
ARK CONCENTRATED GROWTH FUND
SCHEDULE OF INVESTMENTS - (CONTINUED) MARCH 31, 2007 (UNAUDITED)

                                                        NUMBER OF       MARKET
                                                          SHARES         VALUE
                                                        ---------     ----------
INFORMATION TECHNOLOGY - 23.1%
Apple, Inc.*                                                  120     $   11,149
Broadcom Corp., Class A*                                      455         14,592
Corning, Inc.*                                                899         20,443
Microsoft Corp.                                             1,226         34,169
QUALCOMM, Inc.                                                945         40,314
SanDisk Corp.*                                                298         13,052
                                                                      ----------
                                                                         133,719
                                                                      ----------
MATERIALS - 2.7%
Alcoa, Inc.                                                   459         15,560
                                                                      ----------
TOTAL INVESTMENTS - 97.4%
   (Cost $541,978**)                                                     563,297
OTHER ASSETS LESS LIABILITIES - 2.6%                                      14,860
                                                                      ----------
NET ASSETS - 100.0%                                                   $  578,157
                                                                      ==========

----------
*     Non-income producing security.

**    Aggregate cost is $541,978 and net unrealized appreciation is as follows:

Gross unrealized appreciation ....................................   $   33,855
Gross unrealized depreciation ....................................      (12,536)
                                                                     ----------
   Net unrealized appreciation ...................................   $   21,319
                                                                     ==========

SECTOR ALLOCATION                                 % OF NET ASSETS
-----------------                                 ---------------
Information Technology                                       23.1%
Consumer Discretionary                                       21.6
Health Care                                                  16.5
Financials                                                   11.6
Consumer Staples                                             10.5
Industrials                                                   9.3
Materials                                                     2.7
Energy                                                        2.1
Cash and other                                                2.6
                                                  ---------------
                                                            100.0%
                                                  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

BHR INSTITUTIONAL FUNDS
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2007 (UNAUDITED)

                                                                ARK CONCENTRATED
                                                                   GROWTH FUND
                                                                ----------------
ASSETS:
Investments, at value (cost $541,978) (Note 2)                  $        563,297
Cash                                                                      15,000
Dividends and interest receivable                                            603
Prepaid expenses                                                          56,106
                                                                ----------------
   Total assets                                                          635,006
                                                                ----------------
LIABILITIES:
Investment advisory fee payable (Note 4)                                   8,028
Administration and accounting fees payable                                16,038
Trustees' fees payable                                                     9,967
Legal fees payable                                                         7,888
Printing fees payable                                                      6,805
Transfer agent fees payable                                                3,272
Chief compliance officer fees payable                                      1,291
Accrued expenses and other payables                                        3,560
                                                                ----------------
   Total liabilities                                                      56,849
                                                                ----------------

NET ASSETS                                                      $        578,157
                                                                ================

NET ASSETS CONSIST OF:
Undistributed accumulated net investment income                 $            442
Accumulated net realized gain on investments                               6,396
Net unrealized appreciation on investments                                21,319
Paid-in-capital                                                          550,000
                                                                ----------------
NET ASSETS                                                      $        578,157
                                                                ================
SHARES OUTSTANDING:
   (Unlimited number of shares authorized, par value $0.001
   per share)                                                             55,000
                                                                ================

Net asset value, offering and redemption price per share        $          10.51
                                                                ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

BHR INSTITUTIONAL FUNDS
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2007 (UNAUDITED)*

                                                               ARK CONCENTRATED
                                                                  GROWTH FUND
                                                               -----------------
INVESTMENT INCOME:
Dividends                                                      $          2,098
Interest                                                                    343
                                                               ----------------
   Total investment income                                                2,441
                                                               ----------------
EXPENSES:
Investment advisory fees (Note 4)                                         1,528
Organizational expenses and offering costs (Note 2)                      37,659
Insurance expense                                                        25,486
Administration and accounting fees (Note 5)                              19,173
Trustees' fees and expenses (Note 4)                                     14,967
Legal fees                                                               13,609
Transfer agent fees                                                      12,248
Registration and filing fees                                             10,797
Printing fees                                                             6,805
Chief compliance officer fees (Note 4)                                    6,291
Custodian fees                                                            2,131
Other                                                                     1,815
                                                               ----------------
   Subtotal                                                             152,509
                                                               ----------------
Fees waived and reimbursed by Adviser (Note 4)                         (150,510)
                                                               ----------------
   Total net expenses                                                     1,999
                                                               ----------------
NET INVESTMENT INCOME                                                       442
                                                               ----------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                          6,396
Net change in unrealized appreciation on investments                     21,319
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                          27,715
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $         28,157
                                                               ================

*     The Fund commenced operations on October 31, 2006.

                       SEE NOTES TO FINANCIAL STATEMENTS.

BHR INSTITUTIONAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED MARCH 31, 2007 (UNAUDITED)*

                                                                ARK CONCENTRATED
                                                                   GROWTH FUND
                                                                ----------------
OPERATIONS:
Net investment income                                           $            442
Net realized gain on investments                                           6,396
Net change in unrealized appreciation on investments                      21,319
                                                                ----------------
Net increase in net assets resulting from operations                      28,157

CAPITAL STOCK TRANSACTIONS: (DOLLARS)
   Shares sold                                                           550,000
                                                                ----------------
Net increase in net assets from capital stock transactions               550,000
                                                                ----------------
Net increase in net assets                                               578,157

NET ASSETS:
Beginning of period                                                            -
                                                                ----------------
End of period                                                   $        578,157
                                                                ================
Undistributed accumulated net investment income                 $            442
                                                                ================

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                            55,000
                                                                ----------------
Net increase in shares outstanding                                        55,000
                                                                ================

*     The Fund commenced operations on October 31, 2006.


                              SEE NOTES TO FINANCIAL STATEMENTS.

BHR INSTITUTIONAL FUNDS
ARK CONCENTRATED GROWTH FUND
FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                  PERIOD
                                                                  ENDED
                                                              03/31/2007(1)
                                                              -------------
Net asset value, beginning of period                          $       10.00
                                                              -------------

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                  0.00 +
Net realized and unrealized gain on investments                        0.51
                                                              -------------
Total from investment operations                                       0.51
                                                              -------------

Net asset value, end of period                                $       10.51
                                                              =============

Total return(2)                                                        5.10% *

RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                          $         578
Operating expenses:
   Before expense reimbursement                                       64.87% **
   After expense reimbursement                                         0.85% **
Net investment income (loss):
   Before expense reimbursement                                      (63.83%) **
   After expense reimbursement                                         0.19% **
Portfolio turnover rate                                               28.54% *

----------

(1)   The Fund commenced operations on October 31, 2006.

(2)   Total return represents the total return for the period indicated.

*     Non-annualized.

**    Annualized.

+     Less than $0.01 per share.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                             BHR INSTITUTIONAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
1.    ORGANIZATION

      The Ark Concentrated Growth Fund ("Concentrated Growth Fund") is a separate series of the BHR Institutional Funds (the "Trust"), a registered investment management company. The Trust is established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust ("Declaration of Trust") dated June 2, 2006. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares"). Each fund is a separate mutual fund, and each share of a Fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong solely to that Fund and are subject to liabilities related thereto. Each Fund is authorized to issue an unlimited number of shares. The accompanying financial statements and financial highlights are those of the Ark Concentrated Growth Fund (the "Fund"), which commenced operations on October 31, 2006. The Fund is a diversified portfolio as defined under the 1940 Act.

      The Fund seeks capital appreciation and invests in large capitalization U.S. common stocks with growth characteristics. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. common stocks and other equity securities of large capitalization companies. The Fund will typically hold between 25 and 35 stocks.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

      SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent, third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

      Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee using the Fair Value Procedures approved by the Board of Trustees.

      USE OF ESTIMATES - The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      ORGANIZATIONAL EXPENSES AND OFFERING COSTS - Organizational expenses and offering costs relating to the Funds have been incurred by the Funds. These fees are recorded as a deferred charge and will be amortized to expense over twelve months on a straight-line basis.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Realized gains and losses on the sales of investment securities are measured using the identified cost method.

                             BHR INSTITUTIONAL FUNDS
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
      EXPENSES - Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds in the Trust on the basis of relative net assets.

      NET ASSET VALUE PER SHARE - The net asset value ("NAV") for the Fund share is the value of that share's portion of all of the net assets of the Fund. The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time).

      DIVIDENDS AND DISTRIBUTIONS - The Fund distributes its net investment income and makes distributions of net realized capital gains, if any, at least annually.

3.    NEW ACCOUNTING PRONOUNCEMENTS

      In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No.48, "Accounting for Uncertainty in Income Taxes and Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is to be implemented no later than March 31, 2008, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

      In addition, in September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Fund does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements. However, additional disclosures may be required about the inputs used to develop the measurements reported on the statement of changes in net assets for a fiscal period.

4.    INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS

      The Fund has entered into an investment management agreement with BHR Fund Advisors, LP ("BHR") (the "Advisory Agreement") pursuant to which BHR provides investment management services to the Fund and is entitled to receive a fee calculated daily and payable monthly at an annual rate of 0.65% of the average daily net assets of the Fund. As investment adviser to the Funds, BHR has the ultimate responsibility over any Sub-Adviser and is responsible for the investment performance of the Funds.

      BHR has entered into an investment sub-advisory agreement (the "Sub-Advisory Agreement") with Ark Asset Management Company ("ARK"), pursuant to which ARK serves as sub-advisor to the Fund. Sub-advisory fees are paid by BHR, not out of the Fund's assets. In accordance with the terms of the Advisory Agreement and Sub-Advisory Agreement, BHR and ARK provide a continuous investment program for the Fund's portfolio, and oversee the administration of all aspects relating to the Fund's business and affairs.

                             BHR INSTITUTIONAL FUNDS
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

      The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep the Fund's total annual operating expenses from exceeding 0.85% for a period of three years ending October 31, 2009 ("Expense Limitation"). If at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements, as long as Expense Limitations are maintained.

      The Trust does not pay any fees to its Officers for their services as such, except for the Chief Compliance Officer, who receives $1,250 per month, which for the period ended March 31, 2007, the Trust paid $6,291 from the Fund. The Trust pays each Independent Trustee an annual retainer of $10,000, a per meeting fee of $1,500 for quarterly and special meetings, a fee of $1,000 for each Audit Committee meeting and $250 per fair valuation meeting attended. Trustees will be reimbursed for reasonable expenses incurred in attending all meetings.

5.    OTHER SERVICE PROVIDERS

      The Trust has entered into an Administration and Accounting Services Agreement with PFPC Inc. ("PFPC") to provide accounting and administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. PFPC also acts as transfer agent and dividend disbursing agent for the Fund, and for these services, PFPC receives a monthly fee based on shareholder processing activity during the month.

      PFPC Distributors, Inc. (the "Distributor") serves as the Fund's distributor. The Distributor acts as an agent for the Fund and the distributor of its shares.

      PFPC Trust Company acts as custodian (the "Custodian") of the Funds. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

6.    INVESTMENT TRANSACTIONS

      Investment transactions for the period ended March 31, 2007, excluding temporary short-term investments for the Fund, were as follows:

                              PURCHASES           SALES
                              ---------           --------
                              $666,470            $130,887

7.    FEDERAL INCOME TAXES

      The Fund intends to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, and will distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to Federal income or excise tax.

8.    INDEMNIFICATIONS

      Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

                             BHR INSTITUTIONAL FUNDS
       BOARD CONSIDERATIONS REGARDING ADVISORY AND SUB-ADVISORY AGREEMENTS
                           MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
As required by the 1940 Act, the Board of Trustees, including all of the Trustees who are not "interested persons" of the Trust ("Independent Trustees"), unanimously approved the Advisory Agreement between BHR Fund Advisors, LP and the BHR Institutional Funds and the Sub-Advisory Agreement between BHR Fund Advisors, LP and Ark Asset Management Co., Inc. at a meeting held on October 10, 2006. In determining whether to approve the Advisory and Sub-Advisory Agreements, the Board exercised its business judgment and considered information about BHR, Ark and certain additional factors described below that the Board deemed relevant. The following summary details the materials and factors that the Board considered, and the conclusions the Board reached, in approving the Advisory and Sub-Advisory Agreements.

1) THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER AND SUB-ADVISERS.

The Board considered the scope and quality of services expected to be provided by BHR and Ark, particularly the qualifications and capabilities of the personnel responsible for providing services to the Funds. The Trustees noted that, in addition to managing the investment program of the Funds, BHR and Ark would provide, at their expense, personnel responsible for supervising the provision of compliance, administrative services, accounting and related services, including valuation of the Funds' portfolios of investments, yield calculations, and services related to such functions. The Trustees also considered that BHR would pay for all compensation of officers of the Trust that are also employees of BHR. The Board also considered the qualifications, experience and responsibilities of the portfolio managers for each Fund.

2)    THE PERFORMANCE OF THE FUNDS AND THE ADVISER AND SUB-ADVISERS.

The Trustees considered the investment experience of BHR and Ark. The Trustees noted that since the Funds were new, the Funds' performance would be evaluated on a periodic basis as compared to each Fund's respective peer group. However, the Trustees considered the historical performance of other accounts managed by Ark using investment strategies substantially similar to those of the Funds.

3) THE COST OF THE ADVISORY SERVICES AND THE PROFITS TO THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUNDS.

In connection with the Trustees' consideration of the level of the advisory fees, the Trustees considered a number of factors. With respect to each of the Funds, the Board's analysis of each Fund's advisory fee and estimated expenses included a discussion and review of data concerning the current fee and expense ratios of each Fund compared to their respective peer group based upon analysis prepared by Lipper. The Board noted that each Fund's advisory fee and expense ratio were generally in line with those of their peer group. The Board also noted BHR's agreement to limit the total expenses of the Funds for a period of three years. With respect to the Sub-Advisory Agreement with Ark, the Board noted that Ark's fees will be paid entirely by BHR so that no additional expenses would be borne by shareholders for the engagement of this sub-adviser.

4) THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUNDS GROW AND WHETHER FEE LEVELS REFLECT THOSE ECONOMIES OF SCALE.

The Trustees considered the extent to which economies of scale were expected to be realized relative to fee levels as the Funds' assets grow, and whether the advisory and sub-advisory fee levels reflect these economies of scale for the benefit of shareholders.

5)    ANCILLARY BENEFITS AND OTHER FACTORS.

In addition to the above factors, the Trustees also discussed other benefits received by the BHR and Ark from its management of the Funds, including the ability to market its advisory services for similar products in the future. The Trustees also considered the letter agreement entered into between Ark and BHR which, subject to applicable law, could in certain circumstances, allow BHR to receive compensation from Ark in the event a Fund is reorganized out of the Trust.

                             BHR INSTITUTIONAL FUNDS
            BOARD CONSIDERATIONS REGARDING ADVISORY AND SUB-ADVISORY
                            AGREEMENTS - (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
CONCLUSION

The Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the Advisory and Sub-Advisory Agreements were fair and reasonable with respect to the services that BHR and Ark each would provide, in light of the factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling.

                             BHR INSTITUTIONAL FUNDS
                           ADDITIONAL FUND INFORMATION
                           MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
PROXY VOTING INFORMATION

      A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request by calling 1-888-572-0968 or on the Fund's website at HTTP://WWW.BHRFUNDS.COM.

      Information regarding how the Funds voted proxies related to portfolio securities during the period ended June 30, 2007 will be available without charge, upon request, by calling 1-888-572-0968 or by visiting the Securities and Exchange Commission's (the "SEC") website at
      HTTP://WWW.SEC.GOV.

INFORMATION ON FORM N-Q

      The Trust files the Fund's complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q will be available on the SEC's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SUBMISSION OF MATTERS TO SHAREHOLDERS

      The sole shareholder of the Concentrated Growth Fund approved the following matters: (i) the Advisory Agreement between the Trust and BHR, on behalf of the Concentrated Growth Fund; (ii) the Sub-Advisory Agreement between BHR and ARK; (iii) the selection of the independent registered accounting firm for Concentrated Growth Fund; and (iv) the election of the Board of Trustees of the Trust.

--------------------------------------------------------------------------------

                                    TRUSTEES
                                    --------
                                   Amy Duling
                                Dr. James Patton
                                  Gary Shugrue

                               INVESTMENT ADVISOR
                               ------------------
                              BHR Fund Advisors, LP

                                    OFFICERS
                                    --------
                             Peter Moran, President
                             John Canning, Secretary
                              John Leven, Treasurer
                      Brian Ferko, Chief Compliance Officer

                             INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM
                             ----------------------
                        Briggs, Bunting & Dougherty, LLP
                        Two Penn Center Plaza, Suite 820
                           Philadelphia, PA 19102-1732

                                 TRANSFER AGENT
                                 --------------
                                    PFPC Inc.
                                  P.O Box 9679
                            Providence, RI 02940-9679

                                  LEGAL COUNSEL
                                  -------------
                            DrinkerBiddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                             Philadelphia, PA 19103

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       BHR
                                  Institutional
                                      Funds

                       ClariVest International Equity Fund
                         ClariVest SMid Cap Growth Fund

                               SEMI-ANNUAL REPORT

                                 March 31, 2007

                             BHR Institutional Funds
                            1160 West Swedesford Road
                                    Suite 140
                                Berwyn, PA 19312

                                 (610) 854-0900
                                 (888) 572-0968

--------------------------------------------------------------------------------

Dear Fellow Shareholder:

BHR Institutional Funds is pleased to provide you with this semi-annual report for the ClariVest International Equity Fund and the ClariVest SMid Cap Growth Fund. This report addresses the time period beginning with the Funds' inception on March 28, 2007 and ending March 31, 2007. We encourage you to review it carefully because it includes important financial information about the Fund.

The ClariVest International Equity Fund and the ClariVest SMid Cap Growth Fund are new funds. Because the inception date of these Funds corresponded very closely with the end date of the semi-annual review period, we do not have comparative performance information to report to shareholders as of March 31, 2007.

We are committed to offering shareholders intelligently designed and well-priced mutual fund solutions that provide access to experienced asset managers, like ClariVest Asset Management. Founded in March 2006, ClariVest Asset Management currently manages over $1 billion in assets for corporate and public pension plans, foundations, endowments and Taft-Hartley clients worldwide. The company was founded on the idea that clarity in the investment process is critical to maintaining strong performance. ClariVest uses a quantitative approach to investing and pairs that approach with insights from their team of experienced portfolio managers. They manage domestic, international, and global equity portfolios across the market capitalization spectrum and are focused on the goal of delivering strong performance results to shareholders.

Thank you for your investment in the ClariVest funds. We appreciate the opportunity to provide solutions that will help you meet your long-term investment goals and we welcome any questions or comments that you have.

Sincerely,

Peter J. Moran
President, BHR Institutional Funds

This report has been prepared for current shareholders of the BHR Institutional Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. Shares of BHR Institutional Funds are distributed by PFPC Distributors, Inc., 760 Moore Rd., King of Prussia, Pennsylvania 19406.

Small and mid-size company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

Foreign securities may involve additional risks, such as social and political instability, reduced market liquidity and currency volatility.

BHR INSTITUTIONAL FUNDS
DISCLOSURE OF FUND EXPENSES
FOR THE PERIOD ENDED MARCH 31, 2007 (UNAUDITED)*

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the Funds. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from a Fund's ACTUAL return for the period. The "Expense Ratio" column shows the period's annualized expense ratio and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is NOT the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Funds have no such charges, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                            ENDING
                                                            ACCOUNT                   EXPENSES PAID
                                      BEGINNING ACCOUNT      VALUE     EXPENSE      DURING THE PERIOD
                                        VALUE 03/30/07     03/31/07   RATIO (1)   03/30/07-03/31/07 (2)
                                      -----------------   ---------   ---------   ---------------------
CLARIVEST INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------
Actual Fund Return                        $1,000.00       $  998.00     0.99%             $0.03
Hypothetical 5% Return                    $1,000.00       $1,000.11     0.99%             $0.03

CLARIVEST SMID CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------
Actual Fund Return                        $1,000.00       $  999.00     1.00%             $0.03
Hypothetical 5% Return                    $1,000.00       $1,000.11     1.00%             $0.03

*     THE FUNDS COMMENCED INVESTMENT OPERATIONS ON MARCH 30, 2007.

(1)   ANNUALIZED, BASED ON THE FUND'S EXPENSES FOR THE PERIOD.

(2) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, THEN DIVIDED BY 365.

BHR INSTITUTIONAL FUNDS
CLARIVEST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS MARCH 31, 2007 (UNAUDITED)

                                                        NUMBER OF      MARKET
                                                         SHARES        VALUE
                                                        ---------   -----------
COMMON STOCKS - 98.3%
AUSTRALIA - 2.9%
Australian Worldwide Exploration, Ltd.*                     1,600   $     3,684
Centennial Coal Co., Ltd.                                   1,200         3,141
Coles Group, Ltd.                                             450         5,907
Commonwealth Bank of Australia                                200         8,121
CSL, Ltd.                                                      50         3,327
Leighton Holdings, Ltd.                                       350         9,478
Suncorp-Metway, Ltd.                                          200         3,361
                                                                    -----------
                                                                         37,019
                                                                    -----------
AUSTRIA - 0.5%
Schoeller-Bleckmann Oilfield Equipment AG*                     50         2,596
Telekom Austria AG                                            150         3,736
                                                                    -----------
                                                                          6,332
                                                                    -----------
BELGIUM - 2.6%
Fortis                                                        600        27,307
InBev NV                                                       75         5,396
                                                                    -----------
                                                                         32,703
                                                                    -----------
DENMARK - 0.4%
Bavarian Nordic A/S*                                           50         4,600
                                                                    -----------
FINLAND - 1.9%
Elisa Oyj                                                     130         3,753
Outokumpu Oyj                                                 600        20,550
                                                                    -----------
                                                                         24,303
                                                                    -----------
FRANCE - 6.7%
Air France-KLM                                                300        13,638
BNP Paribas                                                   150        15,612
Bouygues                                                       70         5,390
CNP Assurances                                                 90        10,444
Gaz de France SA                                              200         9,249
Societe Generale                                              140        24,110
Unibail                                                        20         6,040
                                                                    -----------
                                                                         84,483
                                                                    -----------
GERMANY - 6.1%
Allianz SE                                                    150        30,692
Deutsche Bank AG                                               80        10,739
Deutsche Beteiligungs AG                                       75         2,285
Fresenius Medical Care AG & Co. KGaA                          120        17,399
Salzgitter AG                                                 110        16,007
                                                                    -----------
                                                                         77,122
                                                                    -----------
HONG KONG - 1.7%
Hang Lung Group, Ltd.                                       2,000         7,077
HKR International, Ltd.                                     4,800         2,758
Pacific Basin Shipping, Ltd.                               14,000        12,004
                                                                    -----------
                                                                         21,839
                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

BHR INSTITUTIONAL FUNDS
CLARIVEST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS - (CONTINUED) MARCH 31, 2007 (UNAUDITED)

                                                        NUMBER OF      MARKET
                                                          SHARES       VALUE
                                                        ---------   -----------
IRELAND - 1.3%
Allied Irish Banks PLC                                        225   $     6,649
Irish Life & Permanent PLC                                    350         9,574
                                                                    -----------
                                                                         16,223
                                                                    -----------
ITALY - 6.8%
Unione Di Banche Italiane Scpa                                400        11,794
Capitalia SpA                                                 700         6,304
EEMS Italia SpA*                                              700         5,911
Enel SpA                                                    1,900        20,259
Fiat SpA*                                                     270         6,782
Indesit Co. SpA                                               180         3,834
Risanamento SpA                                               600         6,262
Telecom Italia SpA                                          2,700         7,673
UniCredito Italiano SpA                                     1,800        17,072
                                                                    -----------
                                                                         85,891
                                                                    -----------
JAPAN - 27.3%
Aozora Bank, Ltd.                                           4,000        14,465
Asset Managers Co., Ltd.                                        2         3,591
Bosch Corp.                                                 1,000         4,523
Brother Industries, Ltd.                                    1,000        13,517
Canon, Inc.                                                   200        10,722
Eizo Nanao Corp.                                              100         3,295
FCC Co., Ltd.                                                 100         2,278
Honda Motor Co., Ltd.                                         300        10,442
Itochu Corp.                                                3,000        29,676
Itochu Enex Co., Ltd.                                         300         2,266
JFE Holdings, Inc.                                            300        17,709
Konica Minolta Holdings, Inc.                                 500         6,555
Marubeni Corp.                                              2,000        12,128
Mazda Motor Corp.                                           2,000        11,044
Mitsubishi Corp.                                              100         2,316
Mitsui & Co., Ltd.                                          2,000        37,264
Mizuho Financial Group, Inc.                                    1         6,428
Morinaga Milk Industry Co., Ltd.                            1,000         4,921
Musashi Seimitsu Industry Co., Ltd.                           100         2,693
Nippon Electric Glass Co., Ltd.                             1,000        17,489
Nippon Mining Holdings, Inc.                                  500         4,307
Nippon Yusen KK                                             1,000         8,003
Ricoh Co., Ltd.                                             1,000        22,486
Sawai Pharmaceutical Co., Ltd.                                100         4,082
Sumitomo Corp.                                              1,100        19,750
Suzuki Motor Corp.                                            100         2,592
Tokyo Electric Power Co., Inc. (The)                          200         6,826
Toyota Motor Corp.                                            500        31,971
Tsumura & Co.                                                 300         7,051
Yamaha Motor Co., Ltd.                                        700        19,564
Yamato Kogyo Co., Ltd.                                        100         3,134
                                                                    -----------
                                                                        343,088
                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

BHR INSTITUTIONAL FUNDS
CLARIVEST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS - (CONTINUED) MARCH 31, 2007 (UNAUDITED)

                                                        NUMBER OF      MARKET
                                                          SHARES       VALUE
                                                        ---------   -----------
NETHERLANDS - 2.2%
ING Groep NV, CVA                                             120   $     5,056
OPG Groep NV, CVA                                              20         2,496
Royal KPN NV                                                1,300        20,178
                                                                    -----------
                                                                         27,730
                                                                    -----------
NORWAY - 0.4%
Petrolia Drilling ASA*                                      4,000         2,143
TGS Nopec Geophysical Co. ASA*                                100         2,302
                                                                    -----------
                                                                          4,445
                                                                    -----------
SINGAPORE - 0.7%
Oversea-Chinese Banking Corp.                               1,000         5,927
Singapore Petroleum Co., Ltd.                               1,000         3,188
                                                                    -----------
                                                                          9,115
                                                                    -----------
SPAIN - 6.8%
ACS Actividades Cons y Serv                                   500        30,250
Banco Bilbao Vizcaya Argentaria SA                            350         8,563
Banco Popular Espanol SA                                      550        11,304
Telefonica SA                                               1,600        35,142
                                                                    -----------
                                                                         85,259
                                                                    -----------
SWITZERLAND - 13.8%
Credit Suisse Group                                           100         7,143
Galenica AG                                                     9         2,846
Nestle SA                                                      25         9,691
Novartis AG                                                   400        22,837
OC Oerlikon Corp. AG*                                           7         4,232
Roche Holding AG                                              200        35,223
Swiss Reinsurance                                             300        27,277
Swisscom AG                                                    20         7,196
Vontobel Holding AG                                            50         2,554
Xstrata PLC                                                   500        25,615
Zurich Financial Services AG                                  100        28,731
                                                                    -----------
                                                                        173,345
                                                                    -----------
UNITED KINGDOM - 16.2%
Alliance & Leicester PLC                                    1,200        26,690
AstraZeneca PLC                                               250        13,406
Barclays PLC                                                1,200        16,970
BHP Billiton PLC                                              150         3,333
Bovis Homes Group PLC                                         350         7,908
BT Group PLC                                                3,000        17,873
Collins Stewart PLC*                                          900         4,492
HBOS PLC                                                    1,100        22,589
Legal & General Group PLC                                   3,300        10,291
Lloyds TSB Group PLC                                        1,600        17,574
Lonmin PLC                                                    120         7,814
Marks & Spencer Group PLC                                     200         2,654
Next PLC                                                      600        26,467
Northern Rock PLC                                             170         3,818
Vodafone Group PLC                                          1,200         3,189

                       SEE NOTES TO FINANCIAL STATEMENTS.

BHR INSTITUTIONAL FUNDS
CLARIVEST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS - (CONTINUED) MARCH 31, 2007 (UNAUDITED)

                                                        NUMBER OF      MARKET
                                                          SHARES       VALUE
                                                        ---------   -----------
UNITED KINGDOM - (CONTINUED)
Wetherspoon (J.D.) PLC                                        200   $     2,946
WM Morrison Supermarkets PLC                                2,500        15,139
                                                                    -----------
                                                                        203,153
                                                                    -----------

TOTAL INVESTMENTS - 98.3%
   (Cost $1,239,060**)                                                1,236,650
OTHER ASSETS LESS LIABILITIES - 1.7%                                     21,260
                                                                    -----------
NET ASSETS - 100.0%                                                 $ 1,257,910
                                                                    ===========

----------
*     Non-income producing security.

** Aggregate cost is $1,239,060 and net unrealized depreciation is as follows:

Gross unrealized appreciation ..................................    $     3,622
Gross unrealized depreciation ..................................         (6,032)
                                                                   ------------
   Net unrealized depreciation .................................   ($     2,410)
                                                                   ============

SECTOR ALLOCATION               % OF NET ASSETS
-----------------               ---------------
Financials                                 34.1%
Industrials                                13.9
Consumer Discretionary                     10.8
Health Care                                 9.0
Telecommunication Services                  8.3
Materials                                   7.5
Information Technology                      6.7
Consumer Staples                            3.2
Utilities                                   2.9
Energy                                      1.9
Cash and other                              1.7
                                ---------------
                                          100.0%
                                ===============

COUNTRY ALLOCATION              % OF NET ASSETS
------------------              ---------------
Japan                                      27.3%
United Kingdom                             16.2
Switzerland                                13.8
Italy                                       6.8
Spain                                       6.8
France                                      6.7
Germany                                     6.1
Australia                                   2.9
Belgium                                     2.6
Netherlands                                 2.2
Finland                                     1.9
Hong Kong                                   1.7
Ireland                                     1.3
Singapore                                   0.7
Austria                                     0.5
Denmark                                     0.4
Norway                                      0.4
Cash and other                              1.7
                                ---------------
                                          100.0%
                                ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

BHR INSTITUTIONAL FUNDS
CLARIVEST SMID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS MARCH 31, 2007 (UNAUDITED)

                                                        NUMBER OF      MARKET
                                                          SHARES       VALUE
                                                        ---------   -----------
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 21.9%
Aeropostale, Inc.*                                            149   $     5,994
Aftermarket Technology Corp.*                                  65         1,578
American Eagle Outfitters                                     148         4,439
Bally Technologies, Inc.*                                      26           613
Big Lots, Inc.*                                               189         5,912
Deckers Outdoor Corp.*                                         59         4,190
Dollar Tree Stores, Inc.*                                     163         6,233
Family Dollar Stores, Inc.                                     23           681
Fossil, Inc.*                                                  43         1,138
Gymboree Corp.*                                                51         2,044
Jo-Ann Stores, Inc.*                                           70         1,908
Lin TV Corp., Class A*                                         96         1,526
Men's Wearhouse, Inc.                                          97         4,564
Payless Shoesource, Inc.*                                      42         1,394
Pep Boys - Manny, Moe & Jack (The)                            108         2,062
Service Corp. International                                   513         6,084
Sinclair Broadcast Group, Inc., Class A                       328         5,068
Spartan Motors, Inc.                                           55         1,277
Standard Motor Products, Inc.                                 203         3,465
Stewart Enterprises, Inc., Class A                            148         1,193
Sturm Ruger & Co., Inc.*                                      325         4,371
                                                                    -----------
                                                                         65,734
                                                                    -----------
CONSUMER STAPLES - 9.7%
Alliance One International, Inc.*                             666         6,147
American Oriental Bioengineering, Inc.*                       224         2,103
Corn Products International, Inc.                             171         6,086
Fresh Del Monte Produce, Inc.                                 261         5,233
J.M. Smucker Co. (The)                                         54         2,879
Jones Soda Co.*                                                32           647
Loews Corp.                                                    81         6,124
                                                                    -----------
                                                                         29,219
                                                                    -----------
ENERGY - 5.3%
EV Energy Partner LP                                           17           615
Global Industries, Ltd.*                                      149         2,725
Hercules Offshore, Inc.*                                      243         6,381
Tesoro Corp.                                                   62         6,227
                                                                    -----------
                                                                         15,948
                                                                    -----------
FINANCIALS - 8.3%
Argonaut Group, Inc.*                                          57         1,845
Ashford Hospitality Trust, Inc.                                50           597
Crystal River Capital, Inc.                                   135         3,623
First BanCorp.                                                123         1,631
Health Care Property Investors, Inc.                           68         2,450
Hospitality Properties Trust                                  131         6,131
IntercontinentalExchange, Inc.*                                 6           733
KKR Financial Corp.                                           219         6,007
Newcastle Investment Corp.                                     21           582
Redwood Trust, Inc.                                            14           731
SEI Investments Co.                                            10           602
                                                                    -----------
                                                                         24,932
                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

BHR INSTITUTIONAL FUNDS
CLARIVEST SMID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS - (CONTINUED) MARCH 31, 2007 (UNAUDITED)

                                                        NUMBER OF      MARKET
                                                         SHARES        VALUE
                                                        ---------   -----------
HEALTH CARE - 8.8%
Air Methods Corp.*                                             39   $       937
Analogic Corp.                                                 59         3,710
Bruker BioSciences Corp.*                                     453         4,766
Chemed Corp.                                                   22         1,077
Conmed Corp.*                                                  69         2,017
Health Net, Inc.*                                             106         5,704
Healthspring, Inc.*                                            39           919
LHC Group, Inc.*                                               85         2,757
Medical Action Industries, Inc.*                               64         1,530
SuperGen, Inc.*                                               514         3,033
                                                                    -----------
                                                                         26,450
                                                                    -----------
INDUSTRIALS - 8.7%
American Commercial Lines, Inc.*                               58         1,824
Belden CDT, Inc.                                               14           750
CDI Corp.                                                      82         2,371
Comfort Systems USA, Inc.                                      50           599
Granite Construction, Inc.                                    109         6,023
Horizon Lines, Inc., Class A                                   20           656
Huron Consulting Group, Inc.*                                  71         4,320
Perini Corp.*                                                  34         1,253
Spherion Corp.*                                                76           670
Terex Corp.*                                                   52         3,732
TransDigm Group, Inc.*                                         60         2,183
United Industrial Corp.                                        29         1,601
                                                                    -----------
                                                                         25,982
                                                                    -----------
INFORMATION TECHNOLOGY - 14.4%
Acme Packet, Inc.*                                             57           842
Arrow Electronics, Inc.*                                      111         4,190
Avnet, Inc.*                                                   60         2,168
BMC Software, Inc.*                                           144         4,434
Brooks Automation, Inc.*                                       47           806
CommScope, Inc.*                                              152         6,521
Covansys Corp.*                                                61         1,505
Dycom Industries, Inc.*                                        74         1,928
Factset Research Systems, Inc.                                 76         4,777
Greenfield Online, Inc.*                                      114         1,813
Lightbridge, Inc.*                                             35           615
LTX Corp.*                                                    354         2,166
Methode Electronics, Inc.                                      82         1,211
ON Semiconductor Corp.*                                       246         2,194
S1 Corp.*                                                     453         2,718
Smith Micro Software, Inc.*                                    31           578
SPSS, Inc.*                                                    34         1,227
THQ, Inc.*                                                     18           615
Travelzoo, Inc.*                                               76         2,795
                                                                    -----------
                                                                         43,103
                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

BHR INSTITUTIONAL FUNDS
CLARIVEST SMID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS - (CONTINUED) MARCH 31, 2007 (UNAUDITED)

                                                        NUMBER OF      MARKET
                                                         SHARES        VALUE
                                                        ---------   -----------
MATERIALS - 12.9%
Albemarle Corp.                                                25   $     1,034
Ashland, Inc.                                                  69         4,526
CF Industries Holdings, Inc.                                  157         6,052
Crown Holdings, Inc.*                                         281         6,873
Haynes International, Inc.*                                    63         4,595
Hecla Mining Co.*                                              66           598
Quanex Corp.                                                  144         6,098
RTI International Metals, Inc.*                                 7           637
Sigma-Aldrich Corp.                                           127         5,273
Steel Dynamics, Inc.                                           48         2,074
Temple-Inland, Inc.                                            13           777
                                                                    -----------
                                                                         38,537
                                                                    -----------
UTILITIES - 9.4%
Alliant Energy Corp.                                          133         5,961
Integrys Energy Group, Inc.                                   100         5,551
Northwest Natural Gas Co.                                      83         3,791
Portland General Electric Co.                                 150         4,380
South Jersey Industries, Inc.                                  71         2,702
Suburban Propane Partners LP                                  134         5,896
                                                                    -----------
                                                                         28,281
                                                                    -----------
TOTAL INVESTMENTS - 99.4%
   (Cost $298,356**)                                                    298,186
OTHER ASSETS LESS LIABILITIES - 0.6%                                      1,673
                                                                    -----------
NET ASSETS - 100.0%                                                 $   299,859
                                                                    ===========

----------
*     Non-income producing security.

**    Aggregate cost is $298,356 and net unrealized depreciation is as follows:

Gross unrealized appreciation ..................................    $     1,263
Gross unrealized depreciation ..................................         (1,433)
                                                                   ------------
   Net unrealized depreciation .................................   ($       170)
                                                                   ============

SECTOR ALLOCATION               % OF NET ASSETS
-----------------               ---------------
Consumer Discretionary                     21.9%
Information Technology                     14.4%
Materials                                  12.9%
Consumer Staples                            9.7%
Utilities                                   9.4%
Health Care                                 8.8%
Industrials                                 8.7%
Financials                                  8.3%
Energy                                      5.3%
Cash and other                              0.6%
                                ---------------
                                          100.0%
                                ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

BHR INSTITUTIONAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2007 (UNAUDITED)

                                                                                CLARIVEST       CLARIVEST
                                                                              INTERNATIONAL      SMID CAP
                                                                               EQUITY FUND     GROWTH FUND
                                                                              -------------   -------------
ASSETS:
Investments, at value (cost $1,239,060 and $298,356, respectively) (Note 2)   $   1,236,650   $     298,186
Cash                                                                              1,260,010         300,010
Dividends and interest receivable                                                       344              27
Prepaid expenses                                                                     24,541          24,616
                                                                              -------------   -------------
   Total assets                                                                   2,521,545         622,839
                                                                              -------------   -------------
LIABILITIES:
Payable for investments purchased                                                 1,239,060         298,356
Investment advisory fee payable (Note 4)                                             24,059          24,392
Chief compliance officer fee payable                                                     25               6
Accrued expenses and other payables                                                     491             226
                                                                              -------------   -------------
   Total liabilities                                                              1,263,635         322,980
                                                                              -------------   -------------

NET ASSETS                                                                    $   1,257,910   $     299,859
                                                                              =============   =============
NET ASSETS CONSIST OF:
Undistributed accumulated net investment income                               $         310   $          19
Net unrealized depreciation on investments                                           (2,410)           (170)
Paid-in-capital                                                                   1,260,010         300,010
                                                                              -------------   -------------
NET ASSETS                                                                    $   1,257,910   $     299,859
                                                                              =============   =============
SHARES OUTSTANDING:
   (Unlimited number of shares authorized, par value $0.001 per share)              126,001          30,001
                                                                              =============   =============

Net asset value, offering and redemption price per share                      $        9.98   $        9.99
                                                                              =============   =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

BHR INSTITUTIONAL FUNDS
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2007 (UNAUDITED)*

                                                                                CLARIVEST       CLARIVEST
                                                                              INTERNATIONAL      SMID CAP
                                                                               EQUITY FUND     GROWTH FUND
                                                                              -------------   -------------
INVESTMENT INCOME:
Interest                                                                      $         344   $          27
                                                                              -------------   -------------
   Total investment income                                                              344              27
                                                                              -------------   -------------
EXPENSES:
Investment advisory fees (Note 4)                                                        26               7
Administration and accounting fees (Note 5)                                              65              50
Custodian fees                                                                           62              12
Insurance expense                                                                        98              23
Organizational expenses and offering costs (Note 2)                                  11,757          11,757
Printing fees                                                                            68              68
Legal fees                                                                              132              32
Registration and filing fees                                                             52              52
Chief compliance officer fees (Note 4)                                                   24               6
Transfer agent fees                                                                      79              27
Trustees' fees and expenses (Note 4)                                                     63              15
Other                                                                                    22              22
                                                                              -------------   -------------
   Subtotal                                                                          12,448          12,071
                                                                              -------------   -------------
Fees waived and reimbursed by Adviser (Note 4)                                      (12,414)        (12,063)
                                                                              -------------   -------------
   Total net expenses                                                                    34               8
                                                                              -------------   -------------

NET INVESTMENT INCOME                                                                   310              19
                                                                              -------------   -------------

UNREALIZED LOSS ON INVESTMENTS:
Net change in unrealized depreciation on investments                                 (2,410)           (170)
                                                                              -------------   -------------
UNREALIZED LOSS ON INVESTMENTS                                                       (2,410)           (170)
                                                                              -------------   -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $      (2,100)  $        (151)
                                                                              =============   =============

*     The Funds commenced operations on March 28, 2007.

                       SEE NOTES TO FINANCIAL STATEMENTS.

BHR INSTITUTIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED MARCH 31, 2007 (UNAUDITED)*

                                                                                CLARIVEST       CLARIVEST
                                                                              INTERNATIONAL      SMID CAP
                                                                               EQUITY FUND     GROWTH FUND
                                                                              -------------   -------------
OPERATIONS:
Net investment income                                                         $         310   $          19
Net change in unrealized depreciation on investments                                 (2,410)           (170)
                                                                              -------------   -------------
Net decrease in net assets resulting from operations                                 (2,100)           (151)

CAPITAL STOCK TRANSACTIONS: (DOLLARS)
   Shares sold                                                                    1,260,010         300,010
                                                                              -------------   -------------
Net increase in net assets from capital stock transactions                        1,260,010         300,010
                                                                              -------------   -------------
Net increase in net assets                                                        1,257,910         299,859

NET ASSETS:
Beginning of period                                                                       -               -
                                                                              -------------   -------------
End of period                                                                 $   1,257,910   $     299,859
                                                                              =============   =============
Undistributed accumulated net investment income                               $         310   $          19
                                                                              =============   =============
CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                                      126,001          30,001
                                                                              -------------   -------------
Net increase in shares outstanding                                                  126,001          30,001
                                                                              =============   =============

*     The Funds commenced operations on March 28, 2007.

                       SEE NOTES TO FINANCIAL STATEMENTS.

BHR INSTITUTIONAL FUNDS
FINANCIAL HIGHLIGHTS
FOR THE PERIOD ENDED MARCH 31, 2007 (UNAUDITED) (1)

FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                CLARIVEST          CLARIVEST
                                                                              INTERNATIONAL        SMID CAP
                                                                               EQUITY FUND        GROWTH FUND
                                                                              -------------      -------------
Net asset value, beginning of period                                          $       10.00      $       10.00
                                                                              -------------      -------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                                  0.00+              0.00+
Net unrealized loss on investments                                                    (0.02)             (0.01)
                                                                              -------------      -------------
Total from investment operations                                                      (0.02)             (0.01)
                                                                              -------------      -------------

Net asset value, end of period                                                $        9.98      $        9.99
                                                                              =============      =============

Total return(2)                                                                       (0.20%)*           (0.10%)*

RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                          $       1,258      $         300
Operating expenses:
   Before expense reimbursement                                                      361.30%**        1,469.39%**
   After expense reimbursement                                                         0.99%**            1.00%**
Net investment income (loss):
   Before expense reimbursement                                                     (351.32%)**      (1,466.13%)**
   After expense reimbursement                                                         8.99%**            2.26%**
Portfolio turnover rate                                                                0.00%*             0.00%*

----------
(1)   The Funds commenced operations on March 28, 2007.

(2)   Total return represents the total return for the period indicated.

*     Non-annualized.

**    Annualized.

+     Less than $0.01 per share.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                             BHR INSTITUTIONAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
1.    ORGANIZATION

      The ClariVest International Equity Fund (the "International Equity Fund") and the ClariVest SMid Cap Growth Fund ("SMid Cap Growth Fund") (each a "Fund" and collectively, the "Funds") are a separate series of the BHR Institutional Funds (the "Trust"), a registered investment management company. The Trust is established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust ("Declaration of Trust") dated June 2, 2006. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares"). Each Fund is a separate mutual fund, and each share of a Fund represents an equal proportionate interest in that Fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong solely to that Fund and are subject to liabilities related thereto. Each Fund is authorized to issue an unlimited number of shares. The accompanying financial statements and financial highlights are those of the International Equity Fund and the SMid Cap Growth Fund, which commenced operations on March 29, 2007. The International Equity Fund and the SMid Cap Growth Fund are diversified portfolios as defined under the 1940 Act.

      The International Equity Fund seeks long-term capital appreciation and will invest, under normal market conditions, at least 80% of its net assets in securities of companies located outside of the U.S. The SMid Cap Growth Fund seeks long-term capital appreciation and will invest, under normal market conditions, at least 80% of its net assets in common stocks and other equity securities of U.S. companies with small and mid capitalizations.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of the significant accounting policies followed by the Funds:

      SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent, third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. Securities, which are primarily traded on foreign markets, except for those that trade primarily in Latin America or South America, are generally valued at the preceding closing values of such securities on their respective exchanges. Securities which are primarily traded in Latin American or South American markets are valued each day approximately at the time of the close of regular trading on the New York Stock Exchange as though such time were the close of trading on such Latin American or South American market and such Latin American or South American market were a U.S. market. When the New York Stock Exchange is open, but the foreign market on which a security primarily trades is closed, the security will generally be valued at the last available closing value (subject to the Fair Value Procedures adopted by the Board) using the prevailing exchange rate.

      Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee using the Fair Value Procedures approved by the Board of Trustees.

                             BHR INSTITUTIONAL FUNDS
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
      USE OF ESTIMATES - The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      FOREIGN CURRENCY CONSIDERATIONS - Assets and liabilities denominated in foreign currencies will be translated into U.S. dollars at the prevailing exchange rates as provided by an appropriate pricing service. Forward currency exchange contracts will be valued using interpolated forward exchange rates. Prevailing foreign exchange rates and forward currency foreign exchange rates may generally be obtained on a consistent basis at approximately 11:00 a.m. Eastern time, which approximates the close of the London Exchange. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values will also occur with the use of foreign exchange rates obtained at the close of the New York Stock Exchange, normally 4:00 p.m. Eastern time.

      The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States of America.

      ORGANIZATIONAL EXPENSES AND OFFERING COSTS - Organizational expenses and offering costs relating to the Funds have been incurred. These fees are recorded as a deferred charge and will be amortized to expense over twelve months on a straight-line basis.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Realized gains and losses on the sales of investment securities are measured using the identified cost method.

      EXPENSES - Expenses attributable to a specific Fund shall be payable solely out of the assets of that Fund. Expenses not attributable to a specific Fund are allocated across all of the Funds on the basis of relative net assets.

      NET ASSET VALUE PER SHARE - The net asset value ("NAV") for a Fund share is the value of that share's portion of all of the net assets of the Fund. The Funds calculate their NAV once each business day as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time).

      DIVIDENDS AND DISTRIBUTIONS - The Funds distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually.

                             BHR INSTITUTIONAL FUNDS
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
3.    NEW ACCOUNTING PRONOUNCEMENTS

      In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No.48, "Accounting for Uncertainty in Income Taxes and Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is to be implemented no later than March 31, 2008, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds' financial statements.

      In addition, in September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Funds do not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements. However, additional disclosures may be required about the inputs used to develop the measurements reported on the statement of changes in net assets for a fiscal period.

4.    INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS

      The International Equity Fund and the SMid Cap Growth Fund have entered into an investment management agreement with BHR Fund Advisors, LP ("BHR") (the "Advisory Agreement") pursuant to which BHR provides investment management services to the Funds and is entitled to receive a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% and 0.85% of the average daily net assets of the International Equity Fund and SMid Cap Growth Fund, respectively. As investment adviser to the Funds, BHR has the ultimate responsibility over any Sub-Adviser and is responsible for the investment performance of the Funds.

      BHR has entered into an investment sub-advisory agreement with ClariVest Asset Management LLC ("ClariVest") (the "Sub-Advisory Agreement"), pursuant to which ClariVest serves as sub-advisor to the Funds. Sub-advisory fees are paid by BHR, not out of the Fund's assets. In accordance with the terms of the Advisory Agreement and Sub-Advisory Agreement, BHR and ClariVest provide a continuous investment program for the Fund's portfolio, and oversee the administration of all aspects relating to the Fund's business and affairs.

      The Adviser has contractually agreed for a period of three years from the date of this report to waive all or a portion of its fee and reimburse expenses in order to keep total annual operating expenses of the International Equity Fund and the SMid Cap Growth Fund from exceeding 0.99% and 1.00% of their average daily net assets, respectively ("Expense Limitation"). In addition, if at any point during the first three years of Funds operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements as long as Expense Limitations are maintained.

      The Trust does not pay any fees to its Officers for their services as such, except for the Chief Compliance Officer, who receives $1,250 per month, which for the period ended March 31, 2007, the

                             BHR INSTITUTIONAL FUNDS
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
      Trust paid $24 from the International Equity Fund and $6 from the SMid Cap Growth Fund. The Trust pays each Independent Trustee an annual retainer of $10,000, a per meeting fee of $1,500 for quarterly and special meetings, a fee of $1,000 for each Audit Committee meeting and $250 per fair valuation meeting attended. Trustees will be reimbursed for reasonable expenses incurred in attending all meetings.

5.    OTHER SERVICE PROVIDERS

      The Trust has entered into an Administration and Accounting Services Agreement with PFPC Inc. ("PFPC") to provide accounting and administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. PFPC also acts as transfer agent and dividend disbursing agent for the Funds, and for these services, PFPC receives a monthly fee based on shareholder processing activity during the month.

      PFPC Distributors, Inc. (the "Distributor") serves as the Funds' distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

      PFPC Trust Company acts as custodian (the "Custodian") of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

6.    INVESTMENT TRANSACTIONS

      Investment transactions for the period ended March 31, 2007, excluding temporary short-term investments, were as follows:

                                                PURCHASES    SALES
                                               -----------   -----
               International Equity Fund       $ 1,239,060   $   -
               SMid Cap Growth Fund                298,356       -

7.    FEDERAL INCOME TAXES

      The Funds intend to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, and distribute all their taxable income. In addition, by distributing in each calendar year substantially all their net investment income, capital gains and certain other amounts, if any, the Funds will not be subject to Federal income or excise tax.

8.    CONCENTRATION RISKS

      Each Fund may invest a high percentage of its assets in specific sectors or countries of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector or country, positive or negative, and may experience increased volatility on the Funds' net asset value and magnified effect on the total return.

9.    INDEMNIFICATIONS

      Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

                             BHR INSTITUTIONAL FUNDS
       BOARD CONSIDERATIONS REGARDING ADVISORY AND SUB-ADVISORY AGREEMENTS
                           MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
As required by the 1940 Act, the Board of Trustees unanimously approved the Advisory Agreement between BHR Fund Advisors, LP ("BHR") and the BHR Institutional Funds on October 10, 2006. The Board of Trustees, including all of the Trustees who are not "interested persons" of the Trust ("Independent Trustees"), unanimously approved the Sub-Advisory Agreement between BHR Fund Advisors, LP and ClariVest Asset Management LLC ("ClariVest") at a meeting held on November 28, 2006. In determining whether to approve the Advisory Agreement and Sub-Advisory Agreements, the Board exercised its business judgment and considered information about BHR, ClariVest and certain additional factors described below that the Board deemed relevant. The following summary details the materials and factors that the Board considered, and the conclusions the Board reached, in approving the Advisory and Sub-Advisory Agreements.

1) THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER AND SUB-ADVISERS.

The Board considered the scope and quality of services expected to be provided by BHR and ClariVest, particularly the qualifications and capabilities of the personnel responsible for providing services to the Funds. The Trustees noted that, in addition to managing the investment program of the Funds, BHR and ClariVest would provide, at their expense, personnel responsible for supervising the provision of compliance, administrative services, accounting and related services, including valuation of the Funds' portfolios of investments, yield calculations, and services related to such functions. The Trustees also considered that BHR would pay for all compensation of officers of the Trust that are also employees of BHR. The Board also considered the qualifications, experience and responsibilities of the portfolio managers for each Fund.

2)    THE PERFORMANCE OF THE FUNDS AND THE ADVISER AND SUB-ADVISERS.

The Trustees considered the investment experience of BHR and ClariVest. The Trustees noted that since the Funds were new, the Funds' performance would be evaluated on a periodic basis as compared to each Fund's respective peer group. However, the Trustees considered the historical performance of other accounts managed by ClariVest using investment strategies substantially similar to those of the Funds.

3) THE COST OF THE ADVISORY SERVICES AND THE PROFITS TO THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUNDS.

In connection with the Trustees' consideration of the level of the advisory fees, the Trustees considered a number of factors. With respect to each of the Funds, the Board's analysis of each Fund's advisory fee and estimated expenses included a discussion and review of data concerning the current fee and expense ratios of each Fund compared to their respective peer group based upon Morningstar category. The Board noted that each Fund's advisory fee and expense ratio were generally in line with those of their peer group. The Board also noted BHR's agreement to limit the total expenses of the Funds for a period of three years. With respect to the Sub-Advisory Agreement with ClariVest, the Board noted that ClariVest's fees will be paid entirely by BHR so that no additional expenses would be borne by shareholders for the engagement of this sub-adviser. Based on this analysis as well as other factors described in this section, the Board, including all of the Independent Trustees, concluded that the fees payable under the Advisory and Sub-Advisory Agreements, are fair and reasonable with respect to the services to be provided.

4) THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUNDS GROW AND WHETHER FEE LEVELS REFLECT THOSE ECONOMIES OF SCALE.

The Trustees considered the extent to which economies of scale were expected to be realized relative to fee levels as the Funds' assets grow, and whether the advisory and sub-advisory fee levels reflect these economies of scale for the benefit of shareholders.

                             BHR INSTITUTIONAL FUNDS
      BOARD CONSIDERATIONS REGARDING ADVISORY AND SUB-ADVISORY AGREEMENTS -
                                  (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
5)    ANCILLARY BENEFITS AND OTHER FACTORS.

In addition to the above factors, the Trustees also discussed other benefits received by BHR and ClariVest from its management of the Funds, including the ability to market its advisory services for similar products in the future. The Trustees also considered the letter agreement entered into between ClariVest and BHR which, subject to applicable law, could in certain circumstances, allow BHR to receive compensation from ClariVest in the event a Fund is reorganized out of the Trust.

CONCLUSION

The Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the Advisory and Sub-Advisory Agreements were fair and reasonable with respect to the services that BHR and ClariVest each provides, in light of the factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling.

                             BHR INSTITUTIONAL FUNDS
                           ADDITIONAL FUND INFORMATION
                           MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
PROXY VOTING INFORMATION

      A description of the Funds' policies and procedures with respect to the voting of proxies relating to the Funds' portfolio securities is available without charge, upon request by calling 1-888-572-0968 or on the Funds' website at HTTP://WWW.BHRFUNDS.COM.

      Information regarding how the Funds voted proxies related to portfolio securities during the period ended June 30, 2007 will be available without charge, upon request, by calling 1-888-572-0968 or by visiting the Securities and Exchange Commission's (the "SEC") website at
      HTTP://WWW.SEC.GOV.

INFORMATION ON FORM N-Q

      The Trust files each Fund's complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q will be available on the SEC's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SUBMISSION OF MATTERS TO SHAREHOLDERS

      The sole shareholder of the International Equity Fund approved the following matters: (i) the Advisory Agreement between the Trust and BHR, on behalf of the International Equity Fund; (ii) the Sub-Advisory Agreement between BHR and ClariVest; (iii) the selection of the independent registered accounting firm for the International Equity Fund; and (iv) the election of the Board of Trustees of the Trust.

      The sole shareholder of the SMid Cap Growth Fund approved the following matters: (i) the Advisory Agreement between the Trust and BHR, on behalf of the SMid Cap Growth Fund; (ii) the Sub-Advisory Agreement between BHR and ClariVest; (iii) the selection of the independent registered accounting firm for the SMid Cap Growth Fund; and (iv) the election of the Board of Trustees of the Trust.

--------------------------------------------------------------------------------

                                    TRUSTEES
                                    --------
                                   Amy Duling
                                Dr. James Patton
                                  Gary Shugrue

                               INVESTMENT ADVISOR
                               ------------------
                              BHR Fund Advisors, LP

                                    OFFICERS
                                    --------
                             Peter Moran, President
                             John Canning, Secretary
                              John Leven, Treasurer
                      Brian Ferko, Chief Compliance Officer

                             INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM
                             ----------------------
                        Briggs, Bunting & Dougherty, LLP
                        Two Penn Center Plaza, Suite 820
                           Philadelphia, PA 19102-1732

                                 TRANSFER AGENT
                                 --------------
                                    PFPC Inc.
                                  P.O Box 9679
                            Providence, RI 02940-9679

                                  LEGAL COUNSEL
                                  -------------
                            DrinkerBiddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                             Philadelphia, PA 19103

--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant's Nominating Committee accepts and reviews shareholder nominations for Trustees. A shareholder nomination for Trustee may be submitted to the Registrant by sending the nomination to the Registrant's Secretary. The Secretary will submit all nominations to the Nominating Committee. The Nominating Committee assesses shareholder nominees in the same manner it reviews its own nominations.



ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BHR INSTITUTIONAL FUNDS
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ PETER MORAN
                         -------------------------------------------------------
                           Peter Moran, President
                           (principal executive officer)

Date 6/4/07
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ PETER MORAN
                         -------------------------------------------------------
                           Peter Moran, President
                           (principal executive officer)


Date 6/4/07
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ JOHN LEVEN
                          ------------------------------------------------------
                           John Leven, Treasurer
                           (principal financial officer)

Date  6/4/07
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.